Trade and Other Payables	6 Months Ended
Jun. 30, 2025
Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES
13	TRADE AND OTHER PAYABLES

	December 31, 2024	June 30, 2025
	RM	RM	US$
Trade payables	11,237,702	25,299,095	6,005,435
Accruals	7,389,605	3,253,751	772,367
Sundry payables	1,110,105	10,774,503	2,557,624
Total	19,737,412	39,327,349	9,335,426

Trade payables as of June 30, 2025 mainly consist of amount owing to Treasure Global Inc. (“TGL”) as part of the partnership agreement signed on August 1, 2024 between the Company and TGL, in which TGL shall periodically provide funds and its customer database access to the Company to support its credit service activities in exchange of long-term profit sharing. Other than this, trade payables consist of the consultant fees in relation to legal counsel, auditors and investment banking firms in which we engaged for our clients.

Accruals consist mainly of staff salaries and consultant fees for which services have been performed but not been billed.

Sundry payables as of June 30, 2025, mainly consist of a US$1 million of deposit received from Sagtec Global Limited in relation to a service agreement that was subsequently terminated. The amount has been settled after June 30, 2025.